First Trust S-Network Streaming and Gaming ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
First Trust S-Network Streaming and Gaming ETF | First Trust S-Network Streaming and Gaming ETF
Prospectus [Line Items]
Annual Return [Percent]	34.87%	19.22%	37.37%